Loans and other financial assets at amortized cost - Details of loans and other financial assets at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks	₩ 2,630,604			₩ 1,950,573
Loans	386,069,294			358,577,179
Other financial assets	9,771,918			12,620,396
Total	₩ 398,471,816	[1]	$ 269,602,041	₩ 373,148,148	[1]

[1]	Cash and cash equivalents are not included.